LONG-TERM DEBT - Schedule of long-term debt principal repayments (Details) $ in Millions	Dec. 31, 2017 USD ($)
Borrowings [abstract]
2018	$ 110.0
2019	208.3
2020	134.1
2021	30.0
2022	192.7
2023	261.2
2024	635.7
2025	0.0
2026	0.0
2027	300.0
Total	$ 1,872.0